Financial Information of L-3 Communications and Its Subsidiaries - Condensed Combining Statements of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net cash from operating activities	$ 1,263
Net cash from operating activities from continuing operations	1,263	1,231	1,231
Investing activities:
Business acquisitions, net of cash acquired	(62)	(348)	(20)
Investments in L-3 Communications
Other investing activities	(199)	148	(179)
Net cash used in investing activities from continuing operations	(261)	(200)	(199)
Net cash used in investing activities	(261)
Financing activities:
Proceeds from sale of senior notes			1,143
Redemption of senior subordinated notes		(500)	(1,150)
Redemption of senior subordinated notes and CODES			(1,161)
Common stock repurchased	(800)	(872)	(958)
Dividends paid on L-3 Holdings common stock	(199)	(195)	(188)
Dividends paid to L-3 Holdings
Investments from L-3 Holdings
Other financing activities	150	40	45
Net cash used in financing activities from continuing operations	(849)	(1,527)	(1,119)
Net cash used in financing activities	(849)
Effect of foreign currency exchange rate changes on cash	(2)	7	(4)
Net increase in cash and cash equivalents of discontinued operations		74	248
Net (decrease) increase in cash and cash equivalents	151	(415)	157
Cash and cash equivalents, beginning of the year	349	764	607
Cash and cash equivalents, end of the year	500	349	764
L-3 Communications Holdings, Inc. [Member]
Operating activities:
Net cash from operating activities	999
Net cash from operating activities from continuing operations		1,067	1,157
Investing activities:
Business acquisitions, net of cash acquired
Investments in L-3 Communications	(149)	(42)	(55)
Other investing activities
Net cash used in investing activities from continuing operations		(42)	(55)
Net cash used in investing activities	(149)
Financing activities:
Redemption of senior subordinated notes
Redemption of senior subordinated notes and CODES			(11)
Common stock repurchased	(800)	(872)	(958)
Dividends paid on L-3 Holdings common stock	(199)	(195)	(188)
Dividends paid to L-3 Holdings
Investments from L-3 Holdings
Other financing activities	149	42	55
Net cash used in financing activities from continuing operations		(1,025)	(1,102)
Net cash used in financing activities	(850)
Effect of foreign currency exchange rate changes on cash
Net (decrease) increase in cash and cash equivalents
Cash and cash equivalents, beginning of the year
Cash and cash equivalents, end of the year
L-3 Communications Corporation [Member]
Operating activities:
Net cash from operating activities	437
Net cash from operating activities from continuing operations		252	476
Investing activities:
Business acquisitions, net of cash acquired	(62)	(348)	(20)
Investments in L-3 Communications
Other investing activities	(88)	225	(84)
Net cash used in investing activities from continuing operations		(123)	(104)
Net cash used in investing activities	(150)
Financing activities:
Proceeds from sale of senior notes			1,143
Redemption of senior subordinated notes		(500)
Redemption of senior subordinated notes and CODES			(1,150)
Common stock repurchased
Dividends paid on L-3 Holdings common stock
Dividends paid to L-3 Holdings	(999)	(1,067)	(1,157)
Investments from L-3 Holdings	149	42	55
Other financing activities	575	924	882
Net cash used in financing activities from continuing operations		(601)	(227)
Net cash used in financing activities	(275)
Effect of foreign currency exchange rate changes on cash
Net increase in cash and cash equivalents of discontinued operations		74	248
Net (decrease) increase in cash and cash equivalents	12	(398)	393
Cash and cash equivalents, beginning of the year	246	644	251
Cash and cash equivalents, end of the year	258	246	644
Guarantor Subsidiaries [Member]
Operating activities:
Net cash from operating activities	776
Net cash from operating activities from continuing operations		858	792
Investing activities:
Business acquisitions, net of cash acquired
Investments in L-3 Communications
Other investing activities	(89)	(59)	(75)
Net cash used in investing activities from continuing operations		(59)	(75)
Net cash used in investing activities	(89)
Financing activities:
Common stock repurchased
Dividends paid on L-3 Holdings common stock
Dividends paid to L-3 Holdings
Investments from L-3 Holdings
Other financing activities	(687)	(799)	(717)
Net cash used in financing activities from continuing operations		(799)	(717)
Net cash used in financing activities	(687)
Effect of foreign currency exchange rate changes on cash
Net (decrease) increase in cash and cash equivalents
Cash and cash equivalents, beginning of the year
Cash and cash equivalents, end of the year
Non-Guarantor Subsidiaries [Member]
Operating activities:
Net cash from operating activities	231
Net cash from operating activities from continuing operations		265	220
Investing activities:
Business acquisitions, net of cash acquired
Investments in L-3 Communications
Other investing activities	(22)	(18)	(20)
Net cash used in investing activities from continuing operations		(18)	(20)
Net cash used in investing activities	(22)
Financing activities:
Common stock repurchased
Dividends paid on L-3 Holdings common stock
Dividends paid to L-3 Holdings
Investments from L-3 Holdings
Other financing activities	(188)	(234)	(447)
Net cash used in financing activities from continuing operations		(234)	(447)
Net cash used in financing activities	(188)
Effect of foreign currency exchange rate changes on cash	(2)	7	(4)
Net (decrease) increase in cash and cash equivalents	19	20	(251)
Cash and cash equivalents, beginning of the year	242	222	473
Cash and cash equivalents, end of the year	261	242	222
Eliminations [Member]
Operating activities:
Net cash from operating activities	(1,180)
Net cash from operating activities from continuing operations		(1,211)	(1,414)
Investing activities:
Business acquisitions, net of cash acquired
Investments in L-3 Communications	149	42	55
Other investing activities
Net cash used in investing activities from continuing operations		42	55
Net cash used in investing activities	149
Financing activities:
Common stock repurchased
Dividends paid on L-3 Holdings common stock
Dividends paid to L-3 Holdings	999	1,067	1,157
Investments from L-3 Holdings	(149)	(42)	(55)
Other financing activities	301	107	272
Net cash used in financing activities from continuing operations		1,132	1,374
Net cash used in financing activities	1,151
Effect of foreign currency exchange rate changes on cash
Net (decrease) increase in cash and cash equivalents	120	(37)	15
Cash and cash equivalents, beginning of the year	(139)	(102)	(117)
Cash and cash equivalents, end of the year	$ (19)	$ (139)	$ (102)